          Bancroft Convertible Fund

                       [logo]

               2002 Annual Report
                 April 30, 2002

Bancroft Convertible Fund, Inc. operates as a closed-end, diversified management investment company and invests primarily in convertible securities, with the objectives of providing income and the potential for capital appreciation -- which objectives the Company considers to be relatively equal, over the long-term, due to the nature of the securities in which it invests.

                   Highlights

Performance through 4/30/02 with dividends reinvested

                                              4 Months 1 Year  5 Years 10 Years
                                              -------- ------  ------- --------
Bancroft market value (a).................... (5.99)%  (3.20)% 73.14%  237.64%
Bancroft net asset value (b).................  0.01    (2.30)  49.65   180.83
Closed-end convertible fund average (b)......  0.08    (0.55)  37.33   153.37
S&P 500 (a).................................. (5.80)   (12.63) 43.92   216.60
Russell 2000 (a).............................  4.95      6.80  59.49   160.21(c)
Lehman Aggregate Bond Total Return Index (b).  2.03      7.84  44.65   106.29

Performance data represent past results and do not reflect future performance.

(a) From Bloomberg L.P. pricing service.
(b) From Lipper, Inc. Closed-End Fund Performance Analysis,
    dated April 30, 2002.
(c) Simple appreciation of index.
--------------------------------------------------------------------------------

Quarterly History of NAV and Market Price

              Net Asset Values     Market Prices (AMEX, symbol BCV)
Qtr. Ended  High    Low    Close      High    Low    Close
---------- ------  ------  ------    ------  ------  ------
Jul. 01    $22.66  $21.18  $21.61    $21.55  $20.40  $20.85
Oct. 01     21.76   19.84   20.72     22.35   18.70   18.75
Jan. 02     21.22   20.45   20.65     20.80   18.75   20.00
Apr. 02     20.76   20.44   20.68     20.30   18.56   18.80

--------------------------------------------------------------------------------

Dividend Distributions (12 Months)

Record     Payment             Capital
 Date       Date      Income    Gains    Total
---------- ---------- ------   -------   ------
 6/14/2001  6/28/2001 $0.24    $  -      $0.24
 9/13/2001  9/27/2001  0.24       -       0.24
11/29/2001 12/27/2001  0.38       -       0.38
 3/13/2002  3/27/2002  0.20       -       0.20
                      ------   -------   ------
                      $1.06      ---     $1.06
                      ======   =======   ======

TO OUR SHAREHOLDERS

The U.S. stock market today faces a complex array of forces that make it very volatile. Investor confidence has been shaken by the War on Terror, corporate "misgovernance," conflicted auditors, and other economic warning signs. Some resolution of these issues must occur before investors can feel confident about investing in stocks again.

While many of these issues are being addressed by the politicians, it is important that investors be heard on the issues of corporate governance and auditor objectivity. It is our position that steps must be taken now to restore investor confidence in all publicly owned corporations. Governance issues were addressed in the mutual fund industry a few years ago by strengthening the authority of the independent members of boards of directors. These changes should be extended to all publicly traded corporations. The independent directors should approve executive pay and major asset transactions should be thoroughly reviewed and approved. We would also suggest that random peer review of corporate audits would improve auditor objectivity.

It is our opinion that the stock exchanges are the proper entities to effect these changes. The Chairman of the New York Stock Exchange appears to be assuming this task. The NASDAQ and the American Stock Exchange are also considering such action. As investors, we hope they act.

During the first six months of fiscal 2002 we have had to rebalance the portfolio as the world has changed. Investment decisions made before September 11th have had to be reexamined. The rebalancing of the portfolio has resulted in lower income available for dividends, but the convertibles selected and their underlying common stocks fit our fundamental view of the market.

For shareholders who have access to the Internet, the Fund's website, www.bancroftfund.com, contains press releases, dividend information and daily net asset values. The Closed-End Fund Association (www.cefa.com), of which the Fund is a member, is another source of information on many closed-fund funds.* Based upon data through May 31, 2002, Morningstar has continued to rate Bancroft's performance at four stars (above average) overall as shown on their website.** Shareholders who wish a copy of the most recent report on the Fund issued by Standard and Poor's should contact us.

I have been elected Vice President of the Closed-End Fund Association. Also, the Fund now has a seat on the Investment Company Institute's Closed-End Fund subcommittee. From these positions we hope to advance the Fund's shareholder interest.

At its May meeting the Board of Directors declared a dividend of 18 cents per share. This dividend will be payable on June 27, 2002 to shareholders of record on June 13, 2002.

/s/Thomas H. Dinsmore
Chairman of the Board

June 10, 2002

* The Closed-End Fund Association is solely responsible for the content of its website.
** Morningstar is an analytical and statistical reporting service that reports on and rates most mutual funds. It is solely responsible for the content of its website.

See Important Factors Regarding Forward-Looking Statements on page 12 of this report.

Largest Investment Holdings by underlying common stock
                                                                             Value       % Total
                                                                            (Note 1)    Net Assets
                                                                           -----------  ----------
Washington Mutual, Inc.................................................... $ 2,307,000     2.4%
  A financial services company that provides a diversified line of products and services to consumers and small to mid-sized businesses.
  (Value includes that portion of the Fund's investment in Lehman Brothers
  Holdings BASES, which is attributable to the issuer ($183,000))

L-3 Communication Holdings, Inc...........................................   2,148,000     2.3
  A merchant supplier of sophisticated secure communication systems and specialized communication products. Its customers include the United
  States Department of Defense, and major aerospace and defense contractors.

National Data Corp........................................................   2,084,280     2.2
  A leading provider of information services and systems to the health care and electronic commerce markets.

Telecom Corp. of New Zealand..............................................   2,021,000     2.1
  The principal supplier of telecommunications in New Zealand.
  (exchangeable from Bell Atlantic Financial Services, Inc.
  5.75% due 2003)

School Specialty, Inc.....................................................   1,975,978     2.0
  Distributes non-textbook educational supplies and furniture for grades pre-kindergarten through 12.

Capital One Financial Corp................................................   1,908,880     2.0
  Distributes communications and specialty wire and cable products. Also distributes wiring systems for voice, data, and video networks and electrical power applications.

Reinsurance Group of America, Inc.........................................   1,905,000     2.0
  An insurance holding company that is engaged in traditional life reinsurance in the United States, Canada and various international markets. The company also provides reinsurance of asset-intensive products and financial reinsurance.

GenCorp Inc...............................................................   1,832,188     1.9
  A producer of value-added systems for the space electronics, aerospace, and defense industries, fine chemicals for the pharmaceutical industry, and integrated vehicle sealing systems for the automotive industry.

Johnson & Johnson.........................................................   1,775,000     1.8
  A manufacturer of health care products serving the consumer, phar-       -----------  ----------
  maceutical and professional markets.
  (exchangeable from Alza Corp. 0% due 2020).

Total..................................................................... $17,957,326    18.7%
                                                                           ===========  ==========

Major Industry Exposure
                              % Total
                             Net Assets
                             ----------
Financial & Insurance.......    9.8
Aerospace & Defense.........    9.3
Pharmaceuticals.............    8.0
Health Care.................    7.8
Technology..................    7.8
Energy......................    7.0
Retail......................    7.0
Telecommunications..........    6.6
Banking.....................    6.0
Data-Processing Services....    4.9
                             ----------
Total.......................   74.2%
                             ==========

Major Portfolio Changes
Six months ended April 30, 2002
                                                             Principal
                                                              Amount
                                                             or Shares
                                                             ---------
ADDITIONS
Adelphia Communications Corp................................    49,800  shs
Capital One Financial Corp..................................    40,000  shs
The Gap, Inc................................................ $1,500,000
General Dynamics Corp.
  (exchangeable from The Goldman Sachs Group, Inc.).........  1,500,000
GenCorp Inc.................................................  1,500,000
Invitrogen Inc..............................................  2,000,000
Ivax Corp...................................................  1,250,000
Northrop Grumman Corp.......................................     12,500 shs
PartnerRe Ltd...............................................     25,000 shs
Reinsurance Group of America, Inc...........................     40,000 shs



REDUCTIONS
ACE Limited.................................................     15,000 shs
Adelphia Communications Corp................................     52,300 shs
American Greetings Corp.....................................  1,750,000
Apache Corp.................................................     20,400 shs
Cablevision Systems New York Group
  (exchangeale from Equity Securities Trust)................     30,000 shs
Interpublic Group Cos., Inc.................................  1,500,000
Ivax Corp...................................................  1,500,000
Lucent Technologies, Inc....................................      1,000 shs
PartnerRe Ltd...............................................     25,000 shs
Pride International, Inc....................................  1,000,000
Sunrise Assisted Living, Inc................................  2,692,000

Statement of Assets and Liabilities (unaudited)
                                                                April 30, 2002
                                                                --------------

Assets:
 Investments at value
     (cost $92,983,728) (Note 1)..............................  $94,996,664
 Cash.........................................................    1,165,805
 Receivable for securities sold...............................    1,288,545
 Dividends and interest receivable............................      545,836
 Other assets.................................................       42,238
                                                                -----------
 Total assets.................................................   98,039,088
                                                                -----------
Liabilities:
 Payable for securities purchased.............................    1,154,958
 Accrued management fee (Note 2)..............................        6,918
 Accrued expenses.............................................       18,828
                                                                -----------
 Total liabilities............................................    1,180,704
                                                                -----------
Net Assets....................................................  $96,858,384
                                                                ===========
Net assets consist of:
 Undistributed net investment income..........................  $   664,287
 Accumulated net realized loss from investment transactions...   (6,479,489)
 Unrealized appreciation on investments.......................    2,012,936
 Capital shares (Note 3)......................................       46,841
 Additional paid-in capital...................................  100,613,809
                                                                -----------
Net Assets....................................................  $96,858,384
                                                                ===========
Net asset value per share ($96,858,384/4,684,470
    outstanding shares).......................................  $     20.68
                                                                ===========

Statement of Operations (unaudited)
Six Months Ended April 30, 2002
Investment Income (Note 1):
        Interest..............................................  $1,628,231
        Dividends.............................................     548,273
                                                                ----------
        Total Income..........................................   2,176,504
                                                                ----------
Expenses (Note 2):
        Management fee........................................     360,178
        Custodian.............................................       7,362
        Transfer agent........................................      16,022
        Professional fees.....................................      37,192
        Directors'fees........................................      49,400
        Reports to shareholders...............................      22,542
        Listing Fee...........................................       8,571
        Treasurer's office....................................      12,500
        Other.................................................      39,109
                                                                ----------
                Total Expenses................................     552,876
                                                                ----------
Net Investment Income.........................................   1,623,628
                                                                ----------
Realized and Unrealized Gain on Investments:
        Net realized loss from investment transactions........  (4,153,983)
        Net change in unrealized appreciation of investments..   5,051,758
                                                                ----------
        Net gain on investments...............................     897,775
                                                                ----------
        Net Increase in Net Assets Resulting from Operations..  $2,521,403
                                                                ==========

            See accompanying notes to financial statements.

Statement of Changes in Net Assets
                                                                  Six Months Ended      Year Ended
                                                                  April 30, 2002(a)  October 31, 2001
                                                                  -----------------  ------------------

Change in net assets from operations:
  Net investment income............................................  $ 1,623,628      $ 4,956,660
  Net realized loss from investment transactions...................   (4,153,983)      (2,328,446)
  Net change in unrealized appreciation of investments.............    5,051,758      (10,215,379)
                                                                     -----------      -----------
      Net change in net assets resulting from operations...........    2,521,403       (7,587,165)
                                                                     -----------      -----------
Dividends to shareholders from:
  Net investment income............................................   (2,694,742)      (4,913,677)
  Net realized gain on investments.................................          ---      (12,722,368)
                                                                     -----------      -----------
      Total dividends..............................................   (2,694,742)     (17,636,045)
                                                                     -----------      -----------

Capital share transactions (Note 3)................................    1,168,112        9,751,270
                                                                     -----------      -----------
Change in net assets...............................................      994,773      (15,471,940)
                                                                     -----------      -----------
Net assets at beginning of period..................................   95,863,611      111,335,551
                                                                     -----------      -----------
Net assets at end of period (including undistributed net investment
  income of $664,287 and $1,735,402, respectively).................  $96,858,384      $95,863,611
                                                                     ===========      ===========

Financial Highlights
Selected data for a share of common stock outstanding:

                                           Six Months
                                              Ended           Years Ended October 31,
                                            April 30, ---------------------------------------
                                             2002(a)    2001      2000     1999     1998    1997
                                             -------  -------   -------  -------  ------- -------
Operating Performance:
Net asset value, beginning of period........ $ 20.72  $ 27.09  $ 27.35  $ 26.89  $ 30.48  $ 28.23
                                             -------  -------  -------  -------  -------  -------
Net investment income.......................    0.35     1.07     1.04     0.78     0.87     0.94
Net realized and unrealized gain (loss).....    0.19    (3.23)    2.29     3.40    (0.01)    4.55
                                             -------  -------  -------  -------  -------  -------
  Total from investment operations..........    0.54    (2.16)    3.33     4.18     0.86     5.49
Less Distributions:
Dividends from net investment income........   (0.58)   (1.11)   (0.80)   (0.78)   (0.88)   (0.93)
Distributions from realized gains...........     ---    (3.10)   (2.90)   (2.94)   (3.57)   (2.31)
                                             -------  -------  -------  -------  -------  -------
  Total distributions.......................   (0.58)   (4.21)   (3.70)   (3.72)   (4.45)   (3.24)
Capital share repurchases...................     ---      ---     0.11      ---      ---      ---
                                             -------  -------  -------  -------  -------  -------
Net asset value, end of period.............. $ 20.68  $ 20.72  $ 27.09  $ 27.35  $ 26.89  $ 30.48
                                             =======  =======  =======  =======  =======  =======
Market value, end of period................. $ 18.80  $ 18.75  $ 22.63  $ 22.25  $ 26.75  $ 26.81

Total Net Asset Value Return (%)(b)........     2.63    (8.68)   13.62    16.36     3.16    21.18
Total Investment Return (%)(c)..............    3.22     1.31    20.63    (2.96)   18.17    28.19
Ratios/Supplemental Data:
Net assets, end of period (in thousands).... $96,858  $95,864 $111,336 $103,791  $93,433  $96,187
Ratio of expenses to average net assets (%).   1.2(d)     1.1      1.1      1.1      1.1      1.2
Ratio of net investment income to
  average net assets (%)....................   3.4(d)     4.9      3.8      3.0      3.1      3.3
Portfolio turnover rate (%).................    54         83       93       72       55       71

(a)Unaudited.
(b)Assumes valuation of the Fund's shares, and reinvestment of dividends, at net asset values.
(c)Assumes valuation of the Fund's shares at market price and reinvestment of dividends at actual reinvestment price.
(d)Annualized.

                   See accompanying notes to financial statements.

Portfolio of Investments April 30, 2002 (unaudited)

Principal
 Amount                                                                                         Value
or Shares                                                                                      (Note 1)
----------                                                                                    ----------
               ADVERTISING - 2.9%
$1,300,000     The Interpublic Group Cos., Inc. 1.80% 2004 cv. sub. notes (NR)..............  $ 1,264,250
 1,600,000     Young & Rubicam, Inc. 3% 2005 cv. sub. notes (Baa1)..........................    1,538,000
                                                                                              -----------
                                                                                                2,802,250
                                                                                              -----------
               AEROSPACE & DEFENSE - 9.3%
 1,625,000     GenCorp Inc. 5.75% 2007 cv. sub. notes 144A (B1).............................    1,832,188
 1,500,000     The Goldman Sachs Group, Inc. 1.00% 2009 exch. equity-linked notes * (A1)
                (exch. for General Dynamics Corp. common stock).............................    1,525,920
   750,000     L-3 Communications Holdings, Inc. 5.25% 2009 cv. sr. sub. notes 144A (Ba3)...    1,263,750
   750,000     L-3 Communications Holdings, Inc. 4% 2011 cv. sr. sub. CODES 144A * (Ba3)....    1,004,063
    12,500 shs Northrop Grumman Corp. 7.25% equity units *,** (Baa3)........................    1,610,938
    20,000 shs RC Trust I 8.25% equity security units *,** (Ba2)
                (exch. for Raytheon Co. class B common stock)...............................    1,392,500
   705,000     SPACEHAB, Inc. 8% 2007 cv. sub. notes 144A (NR)..............................      352,500
                                                                                              -----------
                                                                                                8,981,859
                                                                                              -----------
               AUTOMOTIVE - 2.7%
    20,000 shs Ford Motor Co. Capital Trust II 6.50% cv. pfd. (Baa2)
                (exch. for Ford Motor Co. common stock).....................................    1,112,500
    12,500 shs General Motors Corp. Series B cv. sr. deb. (A3)..............................      359,375
 2,500,000     Lear Corp. 0% 2022 cv. sr. notes 144A (Ba1)..................................    1,143,750
                                                                                              -----------
                                                                                                2,615,625
                                                                                              -----------
               BANKING - 6.0%
    20,000 shs Commerce Capital Trust II 5.95% cv. trust pfd. 144A (Baa1)
                (exch. for Commerce Bancorp common stock)...................................    1,127,500
    40,000 shs National Australia Bank Ltd. 7.875% exch. capital units(A2)..................    1,340,000
    15,000 shs Sovereign Capital Trust II 7.50% trust PIERS (Ba3)
                (exch. for Sovereign Bancorp, Inc. common stock)............................    1,207,500
    35,000 shs Washington Mutual Capital Trust PIERS units 144A (Baa1)
                (exch. for Washington Mutual Inc. common stock).............................    1,859,375
     5,000 shs Washington Mutual Capital Trust PIERS units (Baa1)
                (exch. for Washington Mutual Inc. common stock).............................      265,625
                                                                                              -----------
                                                                                                5,800,000
                                                                                              -----------
               CABLE - 2.8%
 1,000,000     Verizon Global Funding Corp. 4.25% 2005 euro. sr. exch. notes * (A1)
                (exch. for cash equiv. of Cable & Wireless Communications plc & NTL, Inc.
                common stocks)..............................................................    1,006,250
 1,000,000     Charter Communications, Inc. 5.75% 2005 cv. sr. notes (B3)...................      786,400
    42,500 shs Equity Securities Trust II 6.25% ** (NR)
                (exch. for Rainbow Media Group Class A tracking stock of Cablevision
                Systems Corp.)..............................................................      953,594
                                                                                              -----------
                                                                                                2,746,244
                                                                                              -----------
               CAPITAL GOODS - 1.3%
 1,500,000     CS First Boston, Inc. 2% 2010 sr. medium-term exch. notes * (Aa3)
                (exch. for General Electric Corp. common stock).............................    1,214,063
                                                                                              -----------
               DATA-PROCESSING SERVICES - 4.9%
 1,000,000     The BISYS Group, Inc. 4% 2006 cv. sub. notes 144A (NR).......................    1,195,625
 1,000,000     Documentum, Inc. 4.50% 2007 cv. sr. notes 144A (NR)..........................      937,500
 2,000,000     National Data Corp. 5% 2003 cv. sub. notes (Ba3).............................    2,084,280
   550,000     Online Resources & Communications Corp. 8% 2005 cv. sub. notes 144A (NR).....      500,500
                                                                                              -----------
                                                                                                4,717,905
                                                                                              -----------



Portfolio of Investments April 30, 2002 (continued)

Principal
 Amount                                                                                         Value
or Shares                                                                                      (Note 1)
----------                                                                                    ----------
               ENERGY - 7.0%
$   20,400 shs Apache Corp. $2.015 dep. shs. representing ACES pfd. ** (Baa2)...............  $ 1,076,916
   500,000     Devon Energy Corp. 4.90% 2008 cv. sub. deb. * (BBB)
               (conv. into Chevron Corp. common stock)......................................      496,105
 1,000,000     Devon Energy Corp. 4.95% 2008 cv. sub. deb. * (BBB)
                (conv. into Chevron Corp. common stock).....................................      993,680
 3,300,000     El Paso Corp. 0% cv. deb. 144A (Baa2)........................................    1,392,188
 1,300,000     Kerr-McGee Corp. 5.25% 2010 cv. sub. deb. (Baa2).............................    1,499,780
    30,000 shs Kerr-McGee Corp. 5.50% 2004 DECS ** (Baa2)
               (exch. for Devon Energy Corp. common stock)..................................    1,342,500
                                                                                              -----------
                                                                                                6,801,173
                                                                                              -----------
               ENTERTAINMENT - 1.5%
 3,000,000     News America, Inc. 0% 2021 LYONs 144A (Baa3)
                (exch. for ADSs representing The News Corp. Limited common stock)...........    1,416,270
                                                                                              -----------
               FINANCIAL & INSURANCE - 9.8%
    40,000 shs Capital One Financial Corp. 6.25% Upper DECS *,** (Baa3).....................    1,908,880
 1,500,000     Exchangeable Certificate Corp. 0.625% 2005 exch. certificates 144A
                (Aaa)(exch. for American Express Company common stock)......................    1,395,000
    17,500 shs Prudential Financial Capital Trust I 6.25% equity security units *,** (A3)
                (exch. for Prudential Financial, Inc. common stock).........................      976,718
    40,000 shs Reinsurance Group of America, Inc. 5.75% PIERS (Baa1)........................    1,905,000
 1,000,000     Swiss Re America Holding Corp. 3.25% 2021 euro. sub. cv. bonds 144A  (Aa1)
                (conv. into Swiss Reinsurance Company common stock).........................      973,750
    40,000 shs Travelers Property Casualty Corp. 4.50% 2032 cv. jr. sub. nts. (A2)..........    1,004,000
 1,500,000     XL Capital, Ltd. 0% 2021 cv. deb. 144A * (A1)................................      963,150
   500,000     XL Capital, Ltd. 0% 2021 cv. deb. * (A1).....................................      321,050
                                                                                              -----------
                                                                                                9,447,549
                                                                                              -----------
               HEALTH CARE - 7.8%
 1,000,000     AmerisourceBergen Corp. 5% 2007 cv. sub. notes 144A (Ba3)....................    1,626,000
 1,500,000     Community Health Systems, Inc. 4.25% 2008 cv. sub. notes (B3)................    1,638,525
 1,000,000     Invitrogen, Inc. 5.50% 2007 cv. sub. notes (NR)..............................      883,750
 1,000,000     Medtronic, Inc. 1.25% 2021 cv. deb. * (A1)...................................    1,015,200
 1,250,000     Province Healthcare Company 4.25% 2008 cv. sub. notes 144A (B3)..............    1,415,625
   600,000     Sunrise Assisted Living, Inc. 5.25% 2009 cv. sub. notes 144A (B3)............      581,625
   400,000     Sunrise Assisted Living, Inc. 5.25% 2009 cv. sub. notes (B3).................      387,750
                                                                                              -----------
                                                                                                7,548,475
                                                                                              -----------
               HOME BUILDING - 1.1%
 2,500,000     Masco Corp. 0% 2031 cv. sr. notes * (Baa1)...................................    1,074,025
                                                                                              -----------
               MULTI-INDUSTRY - 1.9%
 2,000,000     Lehman Brothers Holdings, Inc. 0.25% 2006 BASES notes * (A3)
                (based on the value of the performance of the 10 Uncommon Values Index +)...    1,820,000
                                                                                              -----------
               PAPER & PAPER PRODUCTS - 0.8%
    15,000 shs Temple-Inland, Inc. 7.50% Upper DECS *,** (Baa3).............................      767,700
                                                                                              -----------

Portfolio of Investments April 30, 2002 (continued)

Principal
 Amount                                                                                         Value
or Shares                                                                                      (Note 1)
----------                                                                                    ----------
               PHARMACEUTICALS - 8.0%
$2,000,000     Alza Corp. 0% 2020 cv. sub. deb. (Aa1)
                (exch. for Johnson & Johnson common stock)..................................  $ 1,775,000
 1,000,000     Cephalon, Inc. 2.50% 2006 cv. sub. notes 144A (NR)...........................      925,000
 1,000,000     Elan Finance Corporation Ltd. 0% 2018 LYONs 144A (Ba3)
                (exch. for ADRs representing Elan Corporation, plc common stock)............      489,590
   700,000     Elan Finance Corporation Ltd. 0% 2018 LYONs (Ba3)
                (exch. for ADRs representing Elan Corporation, plc common stock)............      342,713
 1,500,000     ICN Pharmaceuticals, Inc. 6.50% 2008 cv. sub. notes 144A (B+)................    1,566,563
 1,250,000     Ivax Corp. 5.50% 2007 cv. sr. sub. notes (NR)................................    1,043,750
 1,315,000     Roche Holdings, Inc. 0% 2015 LYONs 144A (NR)
                (exch. for Genentech, Inc. common stock)....................................      913,925
 1,000,000     Sepracor, Inc. 7% 2005 cv. sub. deb. 144A (CCC+).............................      713,750
                                                                                              -----------
                                                                                                7,770,291
                                                                                              -----------
               RETAIL - 7.0%
 1,000,000     Brinker International, Inc. 0% 2021 cv. sr. deb. 144A (Baa2).................      693,890
   500,000     Costco Wholesale Corp. 0% 2017 cv. sub. notes 144A (A3)......................      463,840
   750,000     Costco Wholesale Corp. 0% 2017 cv. sub. notes (A3)...........................      695,760
   975,000     Duane Reade, Inc. 2.148% 2022 cv. sr. nts. 144A (Ba3)........................      575,250
   750,000     The Gap, Inc. 5.75% 2009 cv. bonds 144A (Ba3)................................      839,393
 1,000,000     J.C. Penney Co., Inc. 5% 2008 cv. sub. notes 144A (Ba3)......................      982,500
 1,500,000     School Specialty, Inc. 6% 2008 cv. sub. notes 144A (B+)......................    1,693,695
   250,000     School Specialty, Inc. 6% 2008 cv. sub. notes (B+)...........................      282,283
   500,000     Skechers U.S.A., Inc. 4.50% 2007 cv. bonds 144A (NR).........................      540,000
                                                                                              -----------
                                                                                                6,766,611
                                                                                              -----------
               TECHNOLOGY - 7.8%
   750,000     Affiliated Computer Services, Inc. 3.50% 2006 cv. sub. notes 144A (Baa2).....    1,046,100
 1,000,000     Anadigics, Inc. 5% 2006 cv. sr. notes 144A (NR)..............................      805,469
 1,250,000     Analog Devices, Inc. 4.75% 2005 cv. sub. notes 144A (Baa1)...................    1,195,125
 1,000,000     Brooks Automation, Inc. 4.75% 2008 cv. sub. notes 144A (NR)..................      890,000
   250,000     Brooks Automation, Inc. 4.75% 2008 cv. sub. notes (NR).......................      222,500
 1,000,000     Computer Associates Int'l, Inc. 5% 2007 cv. sr. notes 144A (Baa2)............    1,081,320
 1,500,000     CS First Boston, Inc. 1% 2006 medium-term exch. notes * (Aa3)
                (exch. for Microsoft Corp. common stock)....................................    1,338,750
   500,000     Kulicke & Soffa Industries, Inc. 4.75% 2006 cv. sub. notes (B3)..............      500,000
   500,000     Rational Software Corp. 5% 2007 cv. sub. notes  (NR).........................      440,350
                                                                                              -----------
                                                                                                7,519,614
                                                                                              -----------
               TELECOMMUNICATIONS - 6.6%
   700,000     American Tower Corp. 2.25% 2009 cv. notes (Caa1).............................      476,000
 4,000,000     Anixter International, Inc. 0% 2020 LYONs 144A (Ba3).........................    1,150,000
 1,700,000     Anixter International, Inc. 0% 2020 LYONs (Ba3)..............................      488,750
 2,000,000     Bell Atlantic Financial Services, Inc. 5.75% 2003 sr. exch. notes 144A * (A1)
                (exch. for cash equiv. Telecom Corp. of New Zealand, Ltd. common stock).....    2,021,000
     1,000 shs Lucent Technologies, Inc. 8% redeemable cv. pfd. (Caa2)......................      912,941
 1,500,000     Tecnost International, N.V. 1% 2005 ADBs 144A (Baa2)
                (exch. for ADRs representing Telecom Italia S.p.A. common stock)............    1,373,625
                                                                                              -----------
                                                                                                6,422,316
                                                                                              -----------


Portfolio of Investments April 30, 2002 (continued)

Principal
 Amount                                                                                         Value
or Shares                                                                                      (Note 1)
----------                                                                                    -----------
               TRANSPORTATION - 3.8%
$1,000,000     Continental Airlines, Inc. 4.50% 2007 cv. notes (B2).........................  $   952,810
 1,000,000     GATX Corp. 7.50% 2007 cv. sr. notes 144A (Baa3)..............................    1,171,460
 1,500,000     United Parcel Service, Inc. 1.75% 2007 cash-settled cv. sr. notes (Aaa)......    1,530,000
                                                                                              -----------
                                                                                                3,654,270
                                                                                              -----------
               U.S. TREASURY NOTES - 0.0%
    11,000     4% 4/30/03 #.................................................................       11,186
                                                                                              -----------
               CORPORATE SHORT-TERM NOTES - 5.3%
 5,100,000     American Express Credit Corp. (P1)
                (1.78% maturing 5/3/02).....................................................    5,099,244
                                                                                              -----------

               Total Convertible Bonds and Notes - 72.4%....................................  $70,116,358
               Total Convertible Preferred Stocks - 20.4%...................................   19,781,062
               Total Corporate Short-Term Notes - 5.3%......................................    5,099,244
                                                                                              -----------
               Total Investments - 98.1%....................................................   94,996,664

               Other assets and liabilities, net - 1.9%.....................................    1,861,720
                                                                                              -----------
               Total Net Assets - 100.0%....................................................  $96,858,384
                                                                                              ===========


*   Contingent payment debt instrument. See Note 1(b).
**  Mandatory convertible. See Note 1(e).
+   Ticker symbols: AA, BBBY, CEFT, CMCSK, CSCO, HDI, LMG/A, MIR, WM & WMI.
#   Collateral for a letter of credit.

ACES        Automatically Convertible Equity Securities.
ADBs		American Depositary Bonds.
ADRs		American Depositary Receipts.
ADSs		American Depositary Shares.
BASES		Basket Adjusting Structured Equity Securities.
CODES		Contingent Debt Securities.
DECS		Debt Exchangeable for Common Stock.
LYONs		Liquid Yield Option Notes.
PIERS		Preferred Income Equity Redeemable Securities.

Ratings in parentheses by Moody's Investors Service, Inc. or Standard & Poor's, a division of McGraw-Hill Companies, Inc.

The cost of investments for federal income tax purposes is $92,983,728 resulting in gross unrealized appreciation and depreciation of $6,730,737 $4,717,801, respectively, or net unrealized appreciation of $2,012,936 on a tax cost basis.

            See accompanying notes to financial statements.

Notes to Financial Statements (unaudited)

1.  Significant Accounting Policies
Bancroft Convertible Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

(a)  Security Valuation
Investments in securities traded on a national securities exchange are valued at market using the last reported sales price as of the close of regular trading. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Where no closing prices are available, value is determined by management, with the approval of the Board of Directors.

(b)  Securities Transactions and Related Investment Income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium. For certain securities, known as "contingent payment debt instruments," Federal tax regulations require the Fund to record non-cash, "contingent" interest income in addition to interest income actually received. Contingent interest income amounted to 6 cents per share for the six months ended April 30, 2002.

(c)  Federal Income Taxes
It is the policy of the Fund to distribute substantially all of its taxable income within the prescribed time and to otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income or excise taxes is believed necessary. The Fund has a capital loss carryover of approximately $2,328,000 available to offset any future net capital gains which will expire on October 31, 2009.

(d)  Dividends and Distributions to Shareholders
The liability for dividends and distributions payable is recorded on the ex-dividend date.

(e)  Market Risk
It is the Fund's policy to invest the majority of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund's investments include features which render them more sensitive to price changes in their underlying securities. Thus they expose the Fund to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock. The market value of those securities was $10,029,746 at April 30, 2002, representing 10.4% of net assets.

2.  Management Fee and Other Transactions with Affiliates
The management fee is paid to the investment adviser, Davis-Dinsmore Management Company (the "Adviser"). The contract provides for payment of a monthly advisory fee, computed at an annual rate of 3/4 of 1% of the first $100,000,000 and 1/2 of 1% of the excess over $100,000,000 of the Fund's net asset value in such month.

The Adviser invests the Fund's assets, furnishes office equipment and facilities, and pays the salaries of all executive officers of the Fund, except that the costs associated with personnel and certain non-personnel expenses of the office of the Treasurer up to a maximum of $25,000 a year are reimbursed by the Fund. Such reimbursements amounted to $12,500 for the six months ended April 30, 2002. The officers of the Fund are also directors, officers or employees of the Adviser, and are compensated by the Adviser.

3.  Capital Stock
At April 30, 2002 there were 4,684,470 shares of $.01 par value common stock outstanding (9,000,000 shares authorized). During the six months ended April 30, 2002, 58,552 shares were issued in connection with reinvestment of dividends from net investment income, resulting in an increase in paid-in capital of $1,168,112.

A distribution of $0.18 per share from net investment income was declared on May 16, 2002, payable June 27, 2002 to shareholders of record at the close of business June 13, 2002.

4.  Portfolio Activity
Purchases and sales of investments, exclusive of corporate short-term notes, aggregated $50,612,526 and $47,877,081, respectively, for the six months ended April 30, 2002.

Miscellaneous Notes

Results of the 2002 Annual Shareholders Meeting

The results of the shareholder vote at the Annual Meeting of Shareholders held on February 11, 2002, were:

1. All directors nominated by management were elected for terms expiring in 2005.
                        Shares voted for  Shares withheld
                        ----------------  ---------------
Thomas H. Dinsmore         4,067,971         60,695
Donald M. Halsted, Jr.     4,070,497         58,170
Duncan O. McKee            4,069,971         58,696

2. The selection of PricewaterhouseCoopers LLP as independent accountants was ratified with 4,063,267 shares voted for, 29,603 shares voted against and 35,796 shares abstaining.
------------------------------------------------------------------------------
Important Factors Regarding Forward-Looking Statements

Information contained within the letter to Shareholders constitutes forward-looking statements within the meaning of the Private Securities Litigation Reform Act of 1995. Statements which reflect the intent, belief or expectations of the Fund and its management regarding the anticipated effect of events, circumstances and trends should be considered forward-looking statements. These forward-looking statements are not guarantees of future performance and there are a number of meaningful factors which could cause the Fund's results to vary materially from those indicated by any such statements. Factors which could cause actual results to differ from expectations include, among others, changes in (or failure to change) accounting standards and practices, military action and acts of terrorism, a decline in investor confidence, additional evidence of failures of corporate governance, failure of government or the stock exchanges to enact reforms, a decline in economic activity, downturns in industries in which the Fund has invested, increased volatility of securities in general as well as those purchased by the Fund, changes to foreign and domestic markets in general or changes to the market for convertible securities.
------------------------------------------------------------------------------
Bancroft is a member of the Closed-End Fund Association (CEFA). Its website address is www.cefa.com. CEFA is solely responsible for the content of its website.
------------------------------------------------------------------------------
Pursuant to Section 23 of the Investment Company Act of 1940, notice is hereby given that the Fund may in the future purchase shares of Bancroft Convertible Fund, Inc. Common Stock from time to time, at such times, and in such amounts, as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares.

Board of Directors
GORDON F. AHALT            Petroleum Consultant
WILLIAM A. BENTON          Retired Stock Exchange Specialist
ELIZABETH C. BOGAN         Senior Lecturer in Economics at Princeton University
THOMAS H. DINSMORE, C.F.A. Chairman of the Board of Bancroft
DONALD M. HALSTED, JR.     Investor
GEORGE R. LIEBERMAN        Retired Advertising Executive
DUNCAN O. MCKEE            Retired Attorney
JANE D. O'KEEFFE           President of Bancroft
NICOLAS W. PLATT           Public Relations Executive

Officers
THOMAS H. DINSMORE         Chairman of the Board
JANE D. O'KEEFFE           President
SIGMUND LEVINE             Senior Vice President and Secretary
H. TUCKER LAKE             Vice President, Trading
GARY I. LEVINE             Vice President and Treasurer
GERMAINE M. ORTIZ          Vice President
JOSHUA P. LAKE             Assistant Treasurer and Assistant Secretary
MERCEDES A. PIERRE         Assistant Treasurer
--------------------------------------------------------------------------------
Internet
www.bancroftfund.com
email: info@bancroftfund.com

Investment Adviser
Davis-Dinsmore Management Company
65 Madison Avenue, Morristown, NJ 07960-7308
(973)631-1177

Shareholder Services and Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
New York, NY 10038
(800) 937-5449
www.amstock.com

Common Stock Listing
American Stock Exchange Symbol: BCV

BANCROFT CONVERTIBLE FUND, INC.
65 MADISON AVENUE
MORRISTOWN, NEW JERSEY 07960
www.bancroftfund.com

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